CUSTOMER DEPOSITS (Details Narrative) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020
Customer Deposits [Abstract]
Customer deposits	$ 268,932	$ 188,385	[1]

[1]	Derived from audited information